Interim Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Operating activities
Earnings (loss)	$ 18	$ (14)	$ 38	$ (13)
Items not affecting cash:
Depreciation and amortization	32	34	67	69
Deferred income tax	(24)	11	7	32
Impairment loss	16	0	16	0
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]	0	2	0	2
Costs on early extinguishment of 2020 Notes	0	10	0	10
Loss on disposal of assets, net	3	1	3	1
Other items	4	(11)	8	7
Cash flows from (used in) operations	49	33	139	108
Net change in non-cash operating working capital balances	46	39	(23)	(72)
Net change in taxes receivable and taxes payable	30	(36)	48	(97)
Cash flows from (used in) operating activities	125	36	164	(61)
Investing activities
Investment in property, plant and equipment	(15)	(37)	(44)	(77)
Investment in intangible assets	(1)	(1)	(2)	(1)
Cash flows from (used in) investing activities	(16)	(38)	(46)	(78)
Financing activities
Accounts receivable securitization (repayments) drawings	(95)	2	(68)	82
Revolving bank lines repayments	(20)	0	0	0
Issuance of debt	0	350	0	350
Common share dividends paid	(3)	(24)	(15)	(49)
Debt issuance costs	(1)	(4)	(1)	(4)
Issue of common shares	0	0	1	0
Payments to acquire or redeem entity's shares	0	0	(22)	(43)
Payments of lease liabilities, classified as financing activities	(3)	(3)	(6)	(6)
Cash flows from (used in) financing activities	(122)	321	(111)	330
Foreign exchange revaluation on cash and cash equivalents held	3	(6)	(7)	(4)
(Decrease) increase during period	(10)	313	0	187
Balance, beginning of period	30	2	20	128
Balance, end of period	$ 20	$ 315	$ 20	$ 315